Provision for Income Taxes (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Parent Company And Domestic Subsidiaries USD ($)	Mar. 31, 2013 Parent Company And Domestic Subsidiaries JPY (¥)	Mar. 31, 2012 Parent Company And Domestic Subsidiaries JPY (¥)	Mar. 31, 2011 Parent Company And Domestic Subsidiaries JPY (¥)	Mar. 31, 2013 Foreign Subsidiaries USD ($)	Mar. 31, 2013 Foreign Subsidiaries JPY (¥)	Mar. 31, 2012 Foreign Subsidiaries JPY (¥)	Mar. 31, 2011 Foreign Subsidiaries JPY (¥)
Current income tax expense:
Current income tax expense	$ 4,165	¥ 391,678	¥ 255,877	¥ 227,111	$ 1,900	¥ 178,662	¥ 111,363	¥ 85,290	$ 2,265	¥ 213,016	¥ 144,514	¥ 141,821
Deferred income tax expense (benefit):
Deferred income tax expense (benefit)	1,701	160,008	6,395	85,710	1,489	140,041	(57,940)	(44,268)	212	19,967	64,335	129,978
Provision for income taxes	$ 5,866	¥ 551,686	¥ 262,272	¥ 312,821